Tax Matters (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

The following table provides the components of Income from continuing operations before provision/(benefit) for taxes on income:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2018	2017	2016
United States	$(4,403)	$(6,879)	$(8,534)
International	16,288	19,184	16,886
Income from continuing operations before provision/(benefit) for taxes on income(a), (b)	$11,885	$12,305	$8,351

(a)
2018 v. 2017––The decrease in the domestic loss was primarily due to lower interest expense paid to certain foreign subsidiaries, lower net losses on the retirement of debt, higher net gains on investments in equity securities and increased revenue related to Eliquis, partially offset by higher certain asset impairments and lower revenue for Viagra and the SIP portfolio. The decrease in international income was primarily related to lower interest income received primarily from intercompany borrowings from Pfizer Inc. and higher charges related to certain cost reduction initiatives, partially offset by increased revenue related to Ibrance and Eliquis.

(b)
2017 v. 2016––The decrease in the domestic loss was primarily due to lower restructuring charges and certain acquisition-related costs, the non-recurrence of the 2016 impairment on the remeasurement of HIS net assets, lower certain asset impairments and lower certain legal matters, partially offset by higher net losses on early retirement of debt, and higher amortization of intangible assets. The increase in international income was primarily due to the non-recurrence of the 2016 impairment on the remeasurement of HIS net assets, lower restructuring charges and certain acquisition-related costs, and lower certain asset impairments.

Schedule of Provision for Taxes on Income

The following table provides the components of Provision/(benefit) for taxes on income based on the location of the taxing authorities:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2018	2017	2016
United States
Current income taxes:
Federal	$668	$1,267	$342
State and local	9	45	(52)
Deferred income taxes:
Federal	(1,663)	(2,064)	(419)
State and local	16	(304)	(106)
Total U.S. tax provision	(970)	(1,055)	(235)
TCJA(a)
Current income taxes	(3,035)	13,135	—
Deferred Income taxes	2,439	(23,795)	—
Total TCJA tax provision	(596)	(10,660)	—
International
Current income taxes	2,831	2,709	1,532
Deferred income taxes	(558)	(42)	(175)
Total international tax provision	2,273	2,667	1,358
Provision/(benefit) for taxes on income	$706	$(9,049)	$1,123

(a)
The 2018 current tax benefit and deferred tax expense primarily relate to the utilization of tax credit carryforwards against the repatriation tax liability associated with the enactment of the TCJA. See discussion below and Note 5C.

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of the U.S. statutory income tax rate to our effective tax rate for Income from continuing operations follows:
	Year Ended December 31,
	2018	2017	2016
U.S. statutory income tax rate	21.0%	35.0%	35.0%
TCJA impact(a)	(5.0)	(86.6)	—
Taxation of non-U.S. operations (b), (c), (d)	(6.1)	(17.0)	(13.8)
Tax settlements and resolution of certain tax positions(e)	(5.8)	(1.2)	(5.5)
U.S. Healthcare Legislation(e), (f)	(0.4)	0.9	1.3
U.S. R&D tax credit and manufacturing deduction(e)	(0.7)	(0.7)	(1.0)
Certain legal settlements and charges(e)	(0.1)	0.1	(2.9)
All other, net(g)	3.1	(3.9)	0.3
Effective tax rate for income from continuing operations	5.9%	(73.5)%	13.4%

(a)	For a discussion about the enactment of the TCJA, see Note 5A.

(b)
For taxation of non-U.S. operations, this rate impact reflects the income tax rates and relative earnings in the locations where we do business outside the U.S., together with the cost of repatriation decisions, which, for 2017, includes the repatriation tax on deemed repatriated 2017 earnings of foreign subsidiaries discussed in Note 5A, changes in uncertain tax positions not included in the reconciling item called “Tax settlements and resolution of certain tax positions,” as well as changes in valuation allowances. Specifically: (i) the jurisdictional location of earnings is a significant component of our effective tax rate each year, and the rate impact of this component is influenced by the specific location of non-U.S. earnings and the level of such earnings as compared to our total earnings; (ii) the cost of repatriation decisions, and other U.S. tax implications of our foreign operations, is a significant component of our effective tax rate each year and generally offsets some of the reduction to our effective tax rate each year resulting from the jurisdictional location of earnings; and (iii) the impact of changes in uncertain tax positions not included in the reconciling item called “Tax settlements and resolution of certain tax positions” is a component of our effective tax rate each year that can result in either an increase or decrease to our effective tax rate. The jurisdictional mix of earnings, which includes the impact of the location of earnings as well as repatriation costs, can vary as a result of the repatriation decisions, as a result of operating fluctuations in the normal course of business and as a result of the extent and location of other income and expense items, such as restructuring charges, asset impairments and gains and losses on strategic business decisions. See also Note 5A for the components of pre-tax income and Provision/(benefit) for taxes on income, which is based on the location of the taxing authorities, and for information about settlements and other items impacting Provision/(benefit) for taxes on income.

(c)
In all periods presented, the reduction in our effective tax rate resulting from the jurisdictional location of earnings is largely due to lower tax rates in certain jurisdictions, as well as manufacturing and other incentives associated with our subsidiaries in Puerto Rico and Singapore. 2016 also includes incentives in Costa Rica and the Dominican Republic related to the Hospira infusion systems business, which was sold to ICU Medical in February 2017. We benefit from a Puerto Rican incentive grant that expires in 2029. Under the grant, we are partially exempt from income, property and municipal taxes. In Singapore, we benefit from incentive tax rates effective through 2031 on income from manufacturing and other operations.

(d)
The favorable rate impacts in 2018 and 2017 also reflect lower repatriation costs associated with the estimated income of our foreign subsidiaries. The favorable rate impact in 2016 also includes the non-recurrence of the non-deductibility of a foreign currency loss related to Venezuela.

(e)
For a discussion about tax settlements and resolution of certain tax positions, the impact of U.S. Healthcare Legislation, the U.S. R&D tax credit and manufacturing deduction and the impact of certain legal settlements and charges, see Note 5A.

(f)
The favorable rate impact in 2018 is a result of the updated 2017 invoice received from the federal government, which reflected a lower expense than what was previously estimated for invoiced periods, as well as certain tax initiatives.

(g)
All other, net in 2018 is primarily due to routine business operations and the non-recurrence of tax benefits associated with certain tax initiatives. 2017 primarily relates to tax benefits associated with certain tax initiatives in the normal course of business.

Schedule of Deferred Tax Assets and Liabilities

The components of our deferred tax assets and liabilities, shown before jurisdictional netting, follow:
	2018 Deferred Tax*		2017 Deferred Tax*
(MILLIONS OF DOLLARS)	Assets	(Liabilities)	Assets	(Liabilities)
Prepaid/deferred items	$1,655	$(325)	$1,837	$(132)
Inventories	280	(10)	405	(3)
Intangible assets(a)	532	(7,620)	685	(10,808)
Property, plant and equipment	160	(1,011)	124	(755)
Employee benefits	2,292	(134)	2,346	(109)
Restructurings and other charges	266	—	240	(8)
Legal and product liability reserves	415	—	480	—
Net operating loss/tax credit carryforwards(b), (c)	2,512	—	4,502	—
Unremitted earnings	—	(83)	—	(85)
State and local tax adjustments	264	—	178	—
All other	200	(274)	492	(424)
	8,576	(9,456)	11,289	(12,325)
Valuation allowances	(2,068)	—	(2,203)	—
Total deferred taxes	$6,508	$(9,456)	$9,086	$(12,325)
Net deferred tax liability(d)		$(2,948)		$(3,238)

*
For 2018 and 2017, the deferred tax assets and liabilities associated with global intangible low-taxed income are included in the relevant categories above. See Note 5A. 2018 excludes deferred tax assets and liabilities associated with fully dedicated consumer healthcare subsidiaries. For additional information, see Note 2C.

(a)	The decrease in 2018 is primarily the result of amortization of intangible assets and certain impairment charges.

(b)	The decrease in 2018 is primarily a result of the utilization of tax credit carryforwards against the repatriation tax liability associated with the enactment of the TCJA. See Note 5A.

(c)
The amounts in 2018 and 2017 are reduced for unrecognized tax benefits of $3.3 billion and $3.4 billion, respectively, where we have net operating loss carryforwards, similar tax losses, and/or tax credit carryforwards that are available, under the tax law of the applicable jurisdiction, to settle any additional income taxes that would result from the disallowance of a tax position.

(d)
In 2018, Noncurrent deferred tax assets and other noncurrent tax assets ($0.8 billion), and Noncurrent deferred tax liabilities ($3.7 billion). In 2017, Noncurrent deferred tax assets and other noncurrent tax assets ($0.7 billion), and Noncurrent deferred tax liabilities ($3.9 billion).

Schedule of Unrecognized Tax Benefits Roll Forward

The reconciliation of the beginning and ending amounts of gross unrecognized tax benefits follows:
(MILLIONS OF DOLLARS)	2018	2017	2016
Balance, beginning	$(6,558)	$(5,826)	$(5,919)
Acquisitions(a)	—	10	(83)
Increases based on tax positions taken during a prior period(b)	(192)	(49)	(11)
Decreases based on tax positions taken during a prior period(b), (c)	561	28	409
Decreases based on settlements for a prior period(d)	123	35	126
Increases based on tax positions taken during the current period(b)	(370)	(753)	(489)
Impact of foreign exchange	56	(121)	(5)
Other, net(b), (e)	121	118	146
Balance, ending(f)	$(6,259)	$(6,558)	$(5,826)

(a)	For 2017 and 2016, primarily related to the acquisitions of Medivation and Anacor. See also Note 2A.

(b)	Primarily included in Provision/(benefit) for taxes on income.

(c)	Primarily related to effectively settling certain tax positions primarily with foreign tax authorities. See also Note 5A.

(d)	Primarily related to cash payments and reductions of tax attributes.

(e)	Primarily related to decreases as a result of a lapse of applicable statutes of limitations.

(f)
In 2018, included in Income taxes payable ($11 million), Current tax assets ($1 million), Noncurrent deferred tax assets and other noncurrent tax assets ($47 million), Noncurrent deferred tax liabilities ($3.2 billion) and Other taxes payable ($3.0 billion). In 2017, included in Income taxes payable ($1 million), Noncurrent deferred tax assets and other noncurrent tax assets ($123 million), Noncurrent deferred tax liabilities ($3.3 billion) and Other taxes payable ($3.2 billion).

Schedule of Other Comprehensive Income (Loss), Components of Income Tax Expense (Benefit)

The following table provides the components of the Tax provision/(benefit) on other comprehensive income/(loss):
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2018	2017	2016
Foreign currency translation adjustments, net(a)	$94	$(215)	$(15)
Unrealized holding gains/(losses) on derivative financial instruments, net	21	72	(75)
Reclassification adjustments for (gains)/losses included in net income	27	(224)	158
Reclassification adjustments of certain tax effects from AOCI to Retained earnings(b)	1	—	—
	50	(152)	83
Unrealized holding gains/(losses) on available-for-sale securities, net	(23)	102	49
Reclassification adjustments for (gains)/losses included in net income	16	(60)	(15)
Reclassification adjustments for tax on unrealized gains from AOCI to Retained earnings(c)	(45)	—	—
	(53)	42	34
Benefit plans: actuarial losses, net	(141)	(59)	(535)
Reclassification adjustments related to amortization	55	192	186
Reclassification adjustments related to settlements, net	33	42	45
Reclassification adjustments of certain tax effects from AOCI to Retained earnings(b)	637	—	—
Other	29	(39)	36
	612	137	(269)
Benefit plans: prior service (costs)/credits and other, net	2	—	67
Reclassification adjustments related to amortization	(39)	(67)	(64)
Reclassification adjustments related to curtailments, net	(4)	(7)	(10)
Reclassification adjustments of certain tax effects from AOCI to Retained earnings(b)	(144)	—	—
Other	—	—	(1)
	(185)	(74)	(7)
Tax provision/(benefit) on other comprehensive income/(loss)	$518	$(262)	$(174)

(a)	Taxes are not provided for foreign currency translation adjustments relating to investments in international subsidiaries that will be held indefinitely.

(b)	For additional information on the adoption of a new accounting standard related to reclassification of certain tax effects from AOCI, see Note 1B.

(c)	For additional information on the adoption of a new accounting standard related to financial assets and liabilities, see Note 1B.